Other operating items (Tables)	12 Months Ended
Dec. 31, 2021
Other Operating Income (Loss) [Abstract]
Other operating items
Other operating items consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Impairment of long lived assets (i)	(152)	(4,087)	—
Impairment of intangibles (ii)	—	(21)	—
Gain on disposals (iii)	47	15	—
Other operating income (iv)	54	9	39
Total other operating items	(51)	(4,084)	39
i. Impairment of long lived assets
In June 2021, the West Hercules was impaired by $152 million. Refer to Note 11 – "Loss on impairment of long-lived assets" for further details.
In 2020, we determined the global impact of the COVID-19 pandemic, and continued down cycle in the offshore drilling industry, were indicators of impairment on certain assets. Following assessments of recoverability in March 2020 and December 2020, we recorded total impairment charges of $4,087 million against our drilling fleet.
ii. Impairment of intangibles
On December 1, 2020, Seadrill Partners announced it had filed a voluntary petition under Chapter 11. Under Chapter 11 we were required to continue to provide the management services only at market rate. We concluded that we no longer had a favorable contract and the intangible asset relating to Seadrill Partners was fully impaired.
iii. Gain on disposals
Following the impairments recognized in 2020, Seadrill disposed of seven rigs in 2021, and one rig in 2020, all of which had previously been impaired in full. The full consideration, less costs to sell, was recognized as a gain.
iv. Other operating income
Other operating income consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Pre-petition liabilities write-off (a)	27	—	—
War risk insurance rebate (b)	22	—	—
Loss of hire insurance settlement (c)	2	9	10
Receipt of overdue receivable (d)	—	—	26
Other	3	—	3
Total other operating income	54	9	39
a) Prepetition liabilities write-off
Write-off of prepetition lease liabilities to Northern Ocean for the West Bollsta of $19 million and pre-petition liabilities to Aquadrill of $8 million following settlement agreements reached in 2021.
b) War risk insurance rebate

Receipt of $22 million distribution from The Norwegian Shipowners' Mutual War Risks Insurance Association ("DNK"), representing a rebate of past premium paid.

c) Loss of hire insurance settlement
Settlement of a claim on our loss of hire insurance policy following an incident on the Sevan Louisiana.
d) Receipt of overdue receivables

Other operating income
Other operating income consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Pre-petition liabilities write-off (a)	27	—	—
War risk insurance rebate (b)	22	—	—
Loss of hire insurance settlement (c)	2	9	10
Receipt of overdue receivable (d)	—	—	26
Other	3	—	3
Total other operating income	54	9	39
a) Prepetition liabilities write-off
Write-off of prepetition lease liabilities to Northern Ocean for the West Bollsta of $19 million and pre-petition liabilities to Aquadrill of $8 million following settlement agreements reached in 2021.
b) War risk insurance rebate

Receipt of $22 million distribution from The Norwegian Shipowners' Mutual War Risks Insurance Association ("DNK"), representing a rebate of past premium paid.

c) Loss of hire insurance settlement
Settlement of a claim on our loss of hire insurance policy following an incident on the Sevan Louisiana.
d) Receipt of overdue receivables